Purchased Loans - Detailed Amount of Gross Loans Segregated by Loan Grade and Class (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	$ 476,445	$ 429,322
Financial Asset Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	100,630
Financial Asset Acquired with Credit Deterioration [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	83,620
Financial Asset Acquired with Credit Deterioration [Member] | Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	14,722
Financial Asset Acquired with Credit Deterioration [Member] | Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	510
Financial Asset Acquired with Credit Deterioration [Member] | Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	35,952
Financial Asset Acquired with Credit Deterioration [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	32,436
Financial Asset Acquired with Credit Deterioration [Member] | Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	15,037
Financial Asset Acquired with Credit Deterioration [Member] | Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	14,153
Financial Asset Acquired with Credit Deterioration [Member] | Real Estate Loans [Member] | Farm Production and Other Farm Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	884
Financial Asset Acquired with Credit Deterioration [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,973
Financial Asset Acquired with Credit Deterioration [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,973
Financial Asset Acquired with Credit Deterioration [Member] | Satisfactory 1, 2, 3, 4 [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	95,283
Financial Asset Acquired with Credit Deterioration [Member] | Satisfactory 1, 2, 3, 4 [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	78,917
Financial Asset Acquired with Credit Deterioration [Member] | Satisfactory 1, 2, 3, 4 [Member] | Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	13,890
Financial Asset Acquired with Credit Deterioration [Member] | Satisfactory 1, 2, 3, 4 [Member] | Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	510
Financial Asset Acquired with Credit Deterioration [Member] | Satisfactory 1, 2, 3, 4 [Member] | Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	33,737
Financial Asset Acquired with Credit Deterioration [Member] | Satisfactory 1, 2, 3, 4 [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	30,780
Financial Asset Acquired with Credit Deterioration [Member] | Satisfactory 1, 2, 3, 4 [Member] | Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	14,429
Financial Asset Acquired with Credit Deterioration [Member] | Satisfactory 1, 2, 3, 4 [Member] | Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	13,545
Financial Asset Acquired with Credit Deterioration [Member] | Satisfactory 1, 2, 3, 4 [Member] | Real Estate Loans [Member] | Farm Production and Other Farm Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	884
Financial Asset Acquired with Credit Deterioration [Member] | Satisfactory 1, 2, 3, 4 [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,937
Financial Asset Acquired with Credit Deterioration [Member] | Satisfactory 1, 2, 3, 4 [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,937
Financial Asset Acquired with Credit Deterioration [Member] | Special Mention 5,6 [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	4,624
Financial Asset Acquired with Credit Deterioration [Member] | Special Mention 5,6 [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	3,980
Financial Asset Acquired with Credit Deterioration [Member] | Special Mention 5,6 [Member] | Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	789
Financial Asset Acquired with Credit Deterioration [Member] | Special Mention 5,6 [Member] | Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,535
Financial Asset Acquired with Credit Deterioration [Member] | Special Mention 5,6 [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,656
Financial Asset Acquired with Credit Deterioration [Member] | Special Mention 5,6 [Member] | Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	608
Financial Asset Acquired with Credit Deterioration [Member] | Special Mention 5,6 [Member] | Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	608
Financial Asset Acquired with Credit Deterioration [Member] | Special Mention 5,6 [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	36
Financial Asset Acquired with Credit Deterioration [Member] | Special Mention 5,6 [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	36
Financial Asset Acquired with Credit Deterioration [Member] | Substandard 7 [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	723
Financial Asset Acquired with Credit Deterioration [Member] | Substandard 7 [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	723
Financial Asset Acquired with Credit Deterioration [Member] | Substandard 7 [Member] | Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	43
Financial Asset Acquired with Credit Deterioration [Member] | Substandard 7 [Member] | Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	$ 680